Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 7	$ 492
Accounts receivable (Note 8)	699	625
Due from related parties (Note 28)	500	324
Other current assets (Note 9)	114	99
Total current assets	1,320	1,540
Property, plant and equipment (Note 10)	21,418	20,605
Other long-term assets:
Regulatory assets (Note 12)	2,676	1,721
Deferred income tax assets (Note 7)	643	964
Intangible assets (Note 11)	455	409
Goodwill	325	325
Other assets	80	5
Total other long-term assets	4,179	3,424
Total assets	26,917	25,569
Current liabilities:
Short-term notes payable (Note 16)	1,143	1,252
Long-term debt payable within one year (Notes 16, 17)	653	731
Accounts payable and other current liabilities (Note 14)	974	936
Due to related parties (Note 28)	301	129
Total current liabilities	3,071	3,048
Long-term liabilities:
Long-term debt (includes $351 measured at fair value; 2018 - $845) (Notes 16, 17)	10,822	9,978
Regulatory liabilities (Note 12)	167	326
Deferred income tax liabilities (Note 7)	61	55
Other long-term liabilities (Note 15)	3,073	2,164
Total Long-term liabilities	14,123	12,523
Total liabilities	17,194	15,571
Contingencies and Commitments (Notes 30, 31)
Subsequent Events (Note 33)
Preferred shares (Note 23)	0	486
Noncontrolling interest subject to redemption (Note 27)	20	21
Equity
Common shares (Note 23)	3,564	4,312
Retained earnings	6,086	5,137
Accumulated other comprehensive loss	(6)	(7)
Hydro One shareholder’s equity	9,644	9,442
Noncontrolling interest (Note 27)	59	49
Total equity	9,703	9,491
Total liabilities, preferred shares, noncontrolling interest subject to redemption and equity	$ 26,917	$ 25,569